Debt - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 20, 2019	Jun. 30, 2017
Debt Instrument [Line Items]
Total gross amount borrowed			$ 15,000,000
Outstanding debt			13,656,000
Warrant coverage			$ 312,500
Future tranche advances percentage			2.50%
Exercise price of warrant			$ 375,000
Exercise price of warrants per share			$ 2.30769
Minimum gross proceeds from next equity round to determine exercise price of Warrant			$ 30,000,000
Accrued interest payable			78,000	$ 1,499,000
Loss on extinguishment of debt			86,000		$ 22,700,000
Recognized debt discount			$ 151,000	240,000	3,006,000
IPO
Debt Instrument [Line Items]
Exercise price of warrants per share						$ 1.00
Warrant issued to purchase of ordinary shares						500,000
Warrant exercise date			Jun. 30, 2017
Warrant agreement expiration year			10 years
Term Loan
Debt Instrument [Line Items]
Accrued interest payable			$ 0	1,500,000
Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount permitted to borrow							$ 40,000,000.0
Effective interest rate	9.50%
End of term charge			1,500,000	1,500,000
Interest expense related to loans			$ 700,000	$ 1,800,000	$ 2,700,000
Loan and Security Agreement | Term Loan
Debt Instrument [Line Items]
Total gross amount borrowed							$ 20,000,000.0
Payoff Letter | Term Loan
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ (100,000)
Payoff Letter | Hercules | Term Loan
Debt Instrument [Line Items]
Outstanding debt	$ 5,500,000	5,500,000
End of term charge	100,000	100,000
Total paid amount	5,700,000	5,700,000
Early termination fee due amount	100,000	100,000
Venture Loan and Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount permitted to borrow	25,000,000.0	25,000,000.0
Total gross amount borrowed	$ 15,000,000.0	$ 15,000,000.0
Stated interest rate			8.75%
Interest only period		18 months
Extended interest only period		24 months
Debt instrument, initial maturity date		Oct. 01, 2025
Exercise price of warrants per share	$ 0.11	$ 0.11
Warrant issued to purchase of ordinary shares	13,636,364	13,636,364
Warrant agreement expiration year	10 years	10 years
Interest expense related to loans			$ 500,000
Accrued interest payable			$ 100,000
Debt instrumet received amount		$ 15,000,000.0
Debt remaining available upon achieving certain predetermined milestones	$ 10,000,000.0	$ 10,000,000.0
Debt instrument term		48 months
Maximum prepayment charges as of outstanding principal amount percentage		3.00%
Addtional final payment of principal loan percentage		6.00%
Debt instrument pricipal and interest payment		monthly installments
Principal and interest amortization payment		monthly
Interest only payment date		Mar. 01, 2023
Allocated to the warrants amount	1,200,000	$ 1,200,000
Payment of nonrefundable commitment fee		$ 300,000
Commitment fee representing in percentage of venture loan capacity		1.00%
Debt issuance costs	$ 100,000	$ 100,000
Recognized debt discount		$ 200,000
Venture Loan and Security Agreement | Prime Rate
Debt Instrument [Line Items]
Variable interest rate of loan			5.50%
Venture Loan and Security Agreement | Floor Rate
Debt Instrument [Line Items]
Variable interest rate of loan		3.25%